Restructuring of Operations (Aggregate Pre-Tax Restructuring Charges) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring charges (credits)	$ 21.2	$ 0.8	$ 4.5
Manufacturing Cost Of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (credits)	3.5	0.9	5.3
Selling And Technical Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (credits)	3.1		(0.1)
Research And Process Development [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (credits)	0.5		(0.1)
Administrative And General [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (credits)	$ 14.1	$ (0.1)	$ (0.6)